NOTE 12 - SEGMENT - Schedule of Operating Activities by Geographic Segment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 24,666,529	$ 19,419,311	$ 93,203,532	$ 64,702,018	$ 64,702,018
Cost of revenue	23,449,793	18,935,251	91,412,016	63,168,303	63,168,303
Gross profit	1,216,736	484,060	1,791,516	1,533,715	1,533,715
Operating expenses
General and administration	1,534,266	989,498	4,983,176	4,517,631	4,517,631
Operating (loss)	(317,530)	(505,438)	(3,191,660)	(2,983,916)	(2,983,916)
Other (expense) income	158,708	(19,293)	(2,674,101)	(880,085)	(880,085)
Net (loss) income	(158,822)	(524,731)	(5,865,761)	(3,864,001)	$ (3,864,001)
Assets
Current assets	6,736,967		6,436,590	6,566,524
Non-current assets	6,149,957		6,112,894	2,493,118
Liabilities
Current liabilities	6,301,031		6,451,679	2,363,015
Non-current liabilities	256,233		262,388	275,729
U S A [Member]
Segment Reporting Information [Line Items]
Revenues	24,847,671	18,475,113	94,188,685	60,112,852
Cost of revenue	23,825,886	18,193,952	93,162,695	59,274,781
Gross profit	1,021,785	281,161	1,025,990	838,071
Operating expenses
General and administration	1,350,956	781,300	4,216,107	3,733,579
Operating (loss)	(329,171)	(500,139)	(3,190,117)	(2,895,508)
Other (expense) income	174,955	(29,841)	(2,679,759)	(897,507)
Net (loss) income	(154,216)	(529,980)	(5,869,876)	(3,793,015)
Assets
Current assets	6,419,124		6,496,354	5,783,859
Non-current assets	11,631,453		11,646,662	4,468,491
Liabilities
Current liabilities	5,378,018		5,967,729	1,070,972
Non-current liabilities
Switzerland [Member]
Segment Reporting Information [Line Items]
Revenues	1,347,435	1,026,080	4,913,216	4,681,978
Cost of revenue	1,152,484	823,181	4,147,690	3,986,334
Gross profit	194,951	202,899	765,526	695,644
Operating expenses
General and administration	183,310	208,198	767,069	784,052
Operating (loss)	11,641	(5,299)	(1,543)	(88,408)
Other (expense) income	(16,247)	10,548	5,658	17,422
Net (loss) income	(4,606)	5,249	4,115	(70,986)
Assets
Current assets	1,235,556		1,172,889	997,216
Non-current assets	703,066		650,794	609,189
Liabilities
Current liabilities	1,840,726		1,716,603	1,506,594
Non-current liabilities	256,233		262,388	275,729
Elimination [Member]
Segment Reporting Information [Line Items]
Revenues	(1,528,577)	(81,882)	(5,898,369)	(92,812)
Cost of revenue	(1,528,577)	(81,882)	(5,898,369)	(92,812)
Gross profit
Operating expenses
General and administration
Operating (loss)
Other (expense) income
Net (loss) income
Assets
Current assets	(917,713)		(1,232,653)	(214,551)
Non-current assets	(6,184,562)		(6,184,562)	(2,584,562)
Liabilities
Current liabilities	(917,713)		(1,232,653)	(214,551)
Non-current liabilities